1. Significant Accounting Policies (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net income, as reported	$ 1,451,600	$ 1,354,933	$ 1,238,344	$ 1,041,778	$ 1,147,298	$ 1,267,351	$ 1,021,192	$ 964,849	$ 5,086,655	$ 4,400,690
Less: dividends to preferred shareholders (1)									81,250	187,500
Net income available to common shareholders									$ 5,005,405	$ 4,213,190
Weighted average number of common shares used in calculating earnings per share									4,838,185	4,769,645
Earnings per common share	$ 0.29	$ 0.28	$ 0.25	$ 0.21	$ 0.23	$ 0.26	$ 0.2	$ 0.19	$ 1.03	$ 0.88